--------------------------------------------------------------------------------
                                  T. Rowe Price
--------------------------------------------------------------------------------
                                Semiannual Report
                                  Balanced Fund
--------------------------------------------------------------------------------
                                  June 30, 1998
--------------------------------------------------------------------------------

REPORT HIGHLIGHTS
================================================================================

Balanced Fund

* Excellent economic conditions helped both the stock and bond markets extend their rallies while European stocks surged.

* The Balanced Fund finished the six-month period with a double-digit gain that outpaced its competitors but fell modestly behind its benchmark index.

* Large-cap domestic growth stocks, European stocks, and high-yield b onds made the largest contributions to fund performance.

* We expect to maintain a neutral investment mix that provides exposure to many attractive asset classes and a wide degree of diversification against risk.

FELLOW SHAREHOLDERS

     Continued economic prosperity propelled the stock and bond markets to excellent gains for the six months ended June 30, 1998. At the same time, a crisis in Asia affected U.S investors by heightening the value of domestic bonds while jeopardizing earnings for many domestic companies. Nonetheless, the 17.71% first half gain for the Standard & Poor's 500 Stock Index was its third-best six-month performance of this decade.

================================================================================
Performance Comparison
--------------------------------------------------------------------------------
Periods  Ended 6/30/98                     6 Months         12  Months
--------------------------------------------------------------------------------
Balanced Fund                                10.54%             18.41%
Lipper  Balanced Fund Index                   9.52              18.38
Combined Index Portfolio *                   12.11              22.21

* An unmanaged portfolio of 60% stocks (S&P 500) and 40% bonds (Lehman Brothers Aggregate Bond Index).
================================================================================

     In this uncertain but profitable environment, your fund posted total returns of 10.54% for the six-month period and 18.41% for the full year. These results placed it somewhat ahead of the Lipper Balanced Fund Index for both periods. A heavy weighting in leading large-cap stocks, as well as a considerable stake in European markets, contributed to this outperformance, even though many competitors held larger stakes in the equity market than we did. However, both the fund and its peer group fell behind the gains of the Combined Index Portfolio, an unmanaged blend of the S&P 500 and the Lehman Brothers Aggregate Bond Index, primarily because of the S&P's remarkable gains.

MARKET ENVIRONMENT

     The S&P 500's strong performance was unexpected, especially coming on the heels of outstanding returns for the three prior years. Since this leg of the stock market rally began at the end of 1994, the S&P 500 has advanced more than 160%. This performance has been driven by outstanding economic news. Once again in 1998, we have seen exceptionally strong economic growth; recent quarters have shown growth rates more typical of the start of an economic expansion rather than those seen eight years into one.

     Continued good news on inflation helped push interest rates down 20 to 30 basis points so far this year (100 basis points equal one percent). The effects of the collapsing Asian economies contributed to this trend. Late in the period, long-term Treasuries rallied as the dollar grew in strength and investors sought greater security in their investments. Mortgages did not benefit from the decline in rates, however, since low rates often drive up mortgage refinancings. Corporate bonds gained significant ground during the period. High-yield bonds performed well for much of the first half, as the burgeoning economy boosted credit quality, but wilted somewhat toward the end of the period.

     [Chart showing interest rates for 30-Year Treasury Bond, 5-Year Treasury Note, and 90-day Treasury Bills, 6/30/97 through 6/30/98.]

     Several important stock market trends reflected growing concerns about Asia. As fading Asian economies impinged on the earnings of domestic companies, investors rushed to highly liquid stocks and companies offering secure earnings. As a result, large-cap stocks, as represented by the S&P 500, were huge outperformers. In the first half of 1998, the spread between the S&P 500 and the small-cap Russell 2000 Index, for example, was 17.7% versus 4.9%. Few actively managed portfolios (including this one) have the same exposure to large-company stocks as the S&P 500, and therefore few have been able to keep up with the index's performance.

     Growth-oriented stocks-those with reliable earnings growth, such as health care and retailers-also led the market. It is often true that in a market where earnings growth is hard to find stocks that can produce it are the best performers. Conversely, when corporate earnings are growing rapidly, investors look for bargains and value stocks outperform. In the first quarter, earnings estimates were revised downward at a rate not seen for several years, and the reported earnings for the S&P 500 actually declined modestly from a year ago. While the outlook improved in the second quarter, 1998 has so far witnessed growth stocks outdistancing value stocks. In the first half, the S&P/BARRA Growth Index was up 23.07% compared with a 12.13% rise in the S&P/BARRA Value Index.

PORTFOLIO HIGHLIGHTS

     All four of the major areas of the fund-domestic equity, international equity, investment-grade fixed income, and high-yield fixed income-contributed positively to performance. The domestic stock portfolio had several winners from good-performing sectors of the economy. Health care stocks did very well, for example, paced by the big drug companies. Investors were willing to pay up for the consistent, and in some cases accelerating, growth produced by companies such as PFIZER and WARNER-LAMBERT.

     Driven by near-record levels of consumer confidence, many of our retailing and other consumer-service companies excelled. The stage had been set for a healthy rally in the retail stocks, which were marked by relatively low valuations and poor performance in prior periods. Our holdings in THE GAP, DAYTON HUDSON, and COSTCO COMPANIES were beneficiaries.

==============================
 . . .  computer  software  and
service  companies   benefited
greatly     from     corporate
America's  efforts  to improve
productivity.
------------------------------

     Technology was a good sector overall, although some areas struggled. The Asia crisis depressed values for semiconductor firms that compete with the commodity chip producers located there, and weak demand for U.S.-made chips from the region's manufacturers and assemblers also hurt. Companies that provide equipment for semiconductor manufacturers were also poor performers. On the positive side, computer software and service companies benefited greatly from corporate America's efforts to improve productivity. Communications equipment stocks, such as LUCENT TECHNOLOGIES, did well.

     Falling oil prices and reduced demand from Asia depressed natural resource-related stocks, the worst performers for 1998. Oil service companies, such as SMITH INTERNATIONAL, were hurt because lower oil prices will eventually reduce demand for exploration. Chemical stocks fell, and gold stocks continued their multiyear slide, despite a nice rally early in the year. One exception was MONSANTO, which completed a transition from chemicals to health care and announced a merger with another portfolio company, AMERICAN HOME PRODUCTS.

     [Security Diversification pie chart, based on net assets as of 6/30/98, with the following segments - Corporate Bonds, 18%; Mortgage-Backed Securities, 6%; Large-Cap Stocks, 47%; International Stocks, 14%; Treasury and Agency Bonds, 13%.]

     For the first time in quite a while, the international equity portion of the fund outperformed domestic equity. Our foreign portfolio is dominated by European stocks, which on average were exceptionally strong. Our holdings in the major European markets easily beat the S&P 500, and some of the smaller markets, such as Italy, Spain, and Belgium, were spectacular. The economies of Europe are strong and growing, and the companies appear to be getting more shareholder friendly. Some of our better contributors were NESTLE (the Swiss food company) and ING GROEP, a Dutch financial conglomerate. Some smaller banks, such as the Italian stock BCA, also performed well.

     Gains in Europe offset the continuing struggles of Japan's market. Investors are growing increasingly skeptical of government efforts to reverse the economy's problems. Our holdings in Japan held up better than the Japanese market, where we are concentrated in export-oriented companies with strong franchises (such as SONY and CANON). Despite the problems in Japan, these companies' products still enjoy global demand, and we are maintaining our positions. Japan's recession set back the recovery of Southeast Asia, and stocks from these regional markets continued to be weak.

     Within the bond portfolio, our high-yield bonds (bonds rated below BBB) were again the best performers despite fading in May and June. These securities tend to do well against other fixed income investments in periods of strong economic growth and relatively stable interest rates. High-yield bonds are more sensitive to the economic cycle (since default risk falls when the odds of a recession fall) and don't have as much interest rate sensitivity as other long-term bonds. We will cut back on this sector if the economy shows sustained signs of weakness.

     We currently hold about 8.5% of the fund (more than 20% of the overall fixed income portfolio) in high yield, a modest increase from December 1997. We concentrate on the top tiers of high yield (BB and B rated bonds) and focus on fairly liquid issues that trim our risk exposure. Credit research is an important part of our strategy-we look for securities whose underlying credit quality is stronger, in our view, than that assigned by the rating agency. The recent flurry of merger activity benefited your fund, as six of the top 10 high-yield performers had an increase in credit quality as a result of a merger or acquisition by a higher-rated entity.

     Investment-grade corporate bonds also performed well. With the dollar strengthening and interest rates falling, U.S. Treasuries also notched gains. Mortgages, on the other hand, can struggle when interest rates decline, and they lagged other fixed income sectors.

OUTLOOK

     Given the painful events in Asia and the unprecedented gains in the U.S., we believe it is important to avoid distractions and stay close to the original goal of the Balanced Fund-to provide a stable vehicle with exposure to many attractive asset classes and a wide degree of diversification against risk.

     While equity valuations are high, interest rates are unlikely to rise significantly, and there are few signs of weakness in the economy. Under the current scenario, we have elected to stay close to our long-term neutral weighting-a 60%/40% stock/bond blend. At this point we do not see a compelling reason to diverge from this path over the next several months.

Respectfully submitted,

/s/

Richard T. Whitney
Chairman of the Investment Advisory Committee
July 22, 1998

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------

================================================================================
Portfolio Highlights
--------------------------------------------------------------------------------

LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                         6/30/98
Stocks
--------------------------------------------------------------------------------
GE ..........................................................               1.0%
American International Group ................................               0.8
Pfizer ......................................................               0.7
Merck .......................................................               0.7
Bristol-Myers Squibb ........................................               0.7
Procter & Gamble ............................................               0.6
Warner-Lambert ..............................................               0.6
Intel .......................................................               0.6
Dayton Hudson ...............................................               0.6
Chase Manhattan .............................................               0.6
--------------------------------------------------------------------------------
Total .......................................................               6.9%

Bonds
--------------------------------------------------------------------------------
U.S. Treasury ...............................................              10.8%
Ginnie Mae ..................................................               4.7
Fannie Mae ..................................................               3.3
Freddie Mac .................................................               0.8
Kimberly-Clark ..............................................               0.3
Fairfax Financial Holdings ..................................               0.3
Siebe .......................................................               0.2
Consumers Energy ............................................               0.2
Security Benefit Life .......................................               0.2
Comcast Cable Communications ................................               0.2
--------------------------------------------------------------------------------
Total .......................................................              21.0%

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------

================================================================================
Performance Comparison
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

[Balanced Fund SEC graph shown here]

================================================================================
Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

================================================================================
Periods Ended 6/30/98                1 Year     3 Years     5 Years     10 Years
    Balanced Fund                    18.41%      18.20%      14.65%       13.80%

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
================================================================================

T. Rowe Price Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
Unaudited

                                           For a share outstanding throughout each period
====================================================================================================================================
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                             6 Months               Year
                                                Ended              Ended
                                              6/30/98           12/31/97         12/31/96    12/31/95     12/31/94     12/31/93
NET ASSET VALUE
Beginning of period .....................   $   16.54          $   14.48          $ 13.22     $ 11.14      $ 12.02      $ 11.07
Investment activities
      Net investment income .............        0.27               0.53             0.51        0.48         0.43         0.40*
      Net realized and
      unrealized gain (loss) ............        1.47               2.18             1.38        2.24        (0.68)        1.05
      Total from
      investment activities .............        1.74               2.71             1.89        2.72        (0.25)        1.45
Distributions
      Net investment income .............       (0.26)             (0.53)           (0.50)      (0.47)       (0.43)       (0.39)
      Net realized gain .................       (0.01)             (0.12)           (0.13)      (0.17)       (0.20)       (0.11)
      Total distributions ...............       (0.27)             (0.65)           (0.63)      (0.64)       (0.63)       (0.50)
NET ASSET VALUE
End of period ...........................   $   18.01          $   16.54          $ 14.48     $ 13.22      $ 11.14      $ 12.02
Ratios/Supplemental Data
Total return^ ...........................       10.54%             18.97%           14.57%      24.88%       (2.05)%      13.35%*
Ratio of expenses to
average net assets ......................        0.78%+             0.81%            0.87%       0.95%        1.00%        1.00%*
Ratio of net investment
income to average
net assets ..............................        3.13%+             3.36%            3.70%       3.87%        3.72%       3.45%*
Portfolio turnover rate .................         7.1%              15.5%            22.3%       12.6%        33.3%         8.7%
Net assets, end of period
(in millions) ...........................   $   1,458          $   1,219          $   876     $   608      $   392      $   341

^    Total return  reflects the rate that an investor  would have earned on an investment  in the fund during each period,  assuming reinvestment of all distributions.
*    Excludes expenses in excess of a 1.00% voluntary expense limitation in effect through 12/31/94.
+    Annualized.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1998

================================================================================
Portfolio of Investments

--------------------------------------------------------------------------------
                                                       Shares/Par          Value
                                                                    In thousands

Common Stocks and Warrants  59.6%
FINANCIAL  11.1%
Bank and Trust  5.7%
Abbey National (GBP) ................................     124,000        $ 2,207
Air Liquide (L) (FRF) ...............................       7,762          1,284
AmSouth Bancorporation ..............................      12,150            478
Australia & New Zealand Banking ADR .................      21,500            735
BANC ONE ............................................      56,397          3,148
Banca Commerciale Italiana (ITL) ....................     210,000          1,256
Banco de Bilbao Vizcaya ADR .........................      60,000          3,060
Banco Frances del Rio ADR ...........................      34,500            791
BankAmerica .........................................      56,200          4,858
BankBoston ..........................................      15,400            857
Bankgesellschaft Berlin (DEM) .......................      57,000          1,176
Barclay's (GBP) .....................................     101,278          2,922
Charter One Financial ...............................      20,108            677
Chase Manhattan .....................................     110,080          8,311
Citicorp ............................................      35,000          5,224
Compass Bancshares ..................................       9,300            418
Crestar Financial ...................................       6,400            349
Deutsche Bank (DEM) .................................      18,700          1,582
Development Bank of Singapore (SGD) .................      35,200            195
Dresdner Bank (DEM) .................................      20,200          1,092
First American ......................................      15,600            751
First Security ......................................      24,975            535
First Union .........................................     101,919          5,937
First Virginia Banks ................................       8,550            437
Fleet Financial Group ...............................       2,200            184
Grupo Financiero Bancomer ADR (144a) ................      20,000            148
HSBC Holdings (GBP) .................................     105,745          2,686
J. P. Morgan ........................................      20,000          2,342
KBC Bancassurance Holding (BEF) .....................      25,000          2,239
KeyCorp .............................................     100,000          3,562

Mediobanca (ITL) ....................................     125,100          1,588
Mellon Bank .........................................      37,500          2,611
Mercantile Bancorporation ...........................       6,300            317
NationsBank .........................................      77,242        $ 5,909
Norwest .............................................      60,000          2,242
Old Kent Financial ..................................      13,125            472
Overseas Chinese Bank (SGD) .........................      32,200            110
Regions Financial ...................................      18,200            747
RHB Sakura Merchant Bankers (MYR) ...................       9,250              2
Societe Generale (FRF) ..............................      11,790          2,451
SouthTrust ..........................................      14,250            621
Star Banc ...........................................      18,900          1,207
Svenska Handelsbanken (SEK) .........................      26,000          1,206
U.S. Bancorp ........................................      46,152          1,985
Washington Federal ..................................      22,493            623
Washington Mutual ...................................      30,000          1,302
Westpac Bank (AUD) ..................................      90,000            550
                                                                          83,384

Insurance  2.6%
ACE Limited .........................................         40,000       1,560
American General ....................................         48,000       3,417
American International Group ........................         81,150      11,848
CIGNA ...............................................          8,700         600
Conseco .............................................         11,600         542
Equitable Companies .................................          9,400         705
General Re ..........................................          1,300         330
Hartford Financial Services .........................          1,400         160
Horace Mann Educators ...............................         20,400         704
John Alden Financial ................................          8,000         176
Marsh & McLennan ....................................          6,900         417
MBIA ................................................          6,200         464
Medical Assurance * .................................         19,116         531
MGIC Investment .....................................         23,200       1,324
Old Republic International ..........................         10,575         310
Progressive .........................................          4,200         592
St. Paul Companies ..................................         86,000       3,617
Sumitomo Marine & Fire Insurance (JPY) ..............        175,000         982
Torchmark ...........................................         78,600       3,596
UNUM ................................................        100,000       5,550
                                                                          37,425

Financial Services  2.8%
A.G. Edwards ........................................         20,212     $   863
AMBAC ...............................................         22,200       1,299
American Express ....................................         42,600       4,856
Associates First Capital (Class A) ..................          2,969         228
AXA (FRF) ...........................................         20,600       2,317
Countrywide Credit ..................................        113,925       5,782
Fannie Mae ..........................................         78,000       4,739
Green Tree Financial ................................         21,400         916
Household International .............................         72,000       3,582
ING Groep (NLG) .....................................         51,674       3,386
Medaphis * ..........................................         14,600          88
Morgan Stanley Dean Witter Discover .................         25,600       2,339
Pearson (GBP) .......................................        150,000       2,750
RHB Capital (MYR) ...................................        185,000          75
Travelers Group .....................................         90,523       5,488
Unidanmark (Class A) (DKK) ..........................         20,000       1,799
United Asset Management .............................         16,000         417
                                                                          40,924
Total Financial .....................................                    161,733

UTILITIES  5.1%
Telephone Services  3.6%
ALLTEL ..............................................         80,000       3,720
Ameritech ...........................................         48,000       2,154
AT&T ................................................        107,500       6,141
Bell Atlantic .......................................         36,200       1,652
BellSouth ...........................................        102,000       6,847
British Telecommunications ADR ......................         21,600       2,668
Compania de Telecomunicaciones de Chile ADR .........         17,000         345
COMSAT ..............................................          4,900         139
Frontier ............................................          8,000         252
GTE .................................................         53,800       2,993
Hong Kong Telecommunications ADR ....................         37,288         704
Nippon Telegraph & Telephone (JPY) ..................            168       1,397
SBC Communications ..................................        180,732       7,229
Southern New England Telecommunications .............          4,900         321
Sprint ..............................................         50,900     $ 3,588
Telecom Corporation of New Zealand (NZD) ............        520,000       2,148
Telecom Italia (ITL) ................................        317,220       2,336
Telecom Italia Mobile (ITL) .........................        571,000       3,493
Telefonica de Espana ADR ............................         12,000       1,669
Telefonos de Mexico (Class L) ADR ...................         30,000       1,442
Telekom Malaysia (MYR) ..............................        105,000         177
U.S. West ...........................................         20,546         966
                                                                          52,381

Electric Utilities  1.5%
Duke Energy .........................................         30,115       1,784
Edison International ................................        104,000       3,075
Electrabel (BEF) ....................................          3,100         879
Empresa Nacional de Electricidad ADR ................         20,000         285
Endesa ADR ..........................................         48,800       1,055
Entergy .............................................         53,000       1,524
FirstEnergy .........................................         75,000       2,306
FPL Group ...........................................         25,600       1,613
Hong Kong Electric (HKD) ............................        200,000         620
Niagara Mohawk * ....................................        102,500       1,531
Public Service of New Mexico ........................         50,000       1,134
Texas Utilities .....................................         39,899       1,661
Unicom ..............................................         68,600       2,405
Veba (DEM) ..........................................         29,700       1,999
                                                                          21,871
Total Utilities .....................................                     74,252

CONSUMER NONDURABLES  13.8%
Cosmetics  0.3%
Gillette ............................................         16,274         923
International Flavors & Fragrances ..................         11,700         508
Kao (JPY) ...........................................        161,000       2,492
Revlon (Class A) * ..................................          1,800          92
                                                                           4,015

Beverages  1.5%
Anheuser-Busch ......................................         64,000       3,020
Coca-Cola ...........................................         92,600       7,917
Diageo ADR ..........................................         27,043     $ 1,303
LVMH (FRF) ..........................................          9,541       1,910
PepsiCo .............................................        150,400       6,195
Starbucks * .........................................         24,400       1,303
                                                                          21,648

Food Processing  2.3%
Agribrands International * ..........................          2,320          70
Archer Daniels Midland ..............................         67,373       1,305
Bestfoods ...........................................         65,800       3,821
Cadbury Schweppes ADR ...............................         31,586       1,946
ConAgra .............................................         53,400       1,692
Corn Products International * .......................          8,225         279
CSM (NLG) ...........................................         17,000         817
Danisco (DKK) .......................................         16,000       1,076
Earthgrains .........................................          2,560         143
Eridania Beghin-Say (FRF) ...........................          8,100       1,789

General Mills .......................................         39,300       2,687
Heinz ...............................................         77,000       4,322
Hershey Foods .......................................         30,000       2,070
Kellogg .............................................          6,200         233
McCormick ...........................................         10,300         368
Nestle (CHF) ........................................          1,724       3,695
Ralston Purina ......................................         23,204       2,711
Sara Lee ............................................         82,900       4,637
Universal Foods .....................................         14,200         315
Whitman .............................................          1,100          25
                                                                          34,001

Hospital Supplies/Hospital Management  1.7%
Abbott Laboratories .................................        127,200       5,199
Allegiance ..........................................          8,000         410
Baxter International ................................         50,000       2,691
Boston Scientific * .................................         20,000       1,432
Columbia/HCA Healthcare .............................         97,900       2,851
First Health Group * ................................         25,800         739
Guidant .............................................         21,200       1,512
Health Management (Class A) * .......................         54,168       1,811
Hillenbrand Industries ..............................         11,600         696
Humana * ............................................         22,400         699
Medtronic ...........................................         32,000     $ 2,040
Millipore ...........................................            900          25
Smith & Nephew (GBP) ................................        210,000         524
St. Jude Medical * ..................................         26,000         957
Terumo (JPY) ........................................         75,000       1,193
United States Surgical ..............................         40,000       1,825
                                                                          24,604

Pharmaceuticals  5.2%
American Home Products ..............................        113,200       5,858
Amgen * .............................................         80,700       5,278
Astra (Class B) (SEK) ...............................         80,000       1,595
Bristol-Myers Squibb ................................         84,400       9,701
Chiron * ............................................          3,704          58
Eli Lilly ...........................................         40,000       2,642
Gehe (DEM) ..........................................         13,550         727
Glaxo Wellcome ADR ..................................         32,800       1,962
IDEXX Laboratories * ................................         11,800         294
Johnson & Johnson ...................................         26,900       1,984
Merck ...............................................         75,100      10,045
Novartis (CHF) ......................................          1,626       2,710
Pfizer ..............................................         98,400      10,695
Pharmacia & Upjohn ..................................         80,000       3,690
Schering-Plough .....................................          1,800         165
SmithKline Beecham ADR ..............................        124,800       7,550
Takeda Chemical Industries (JPY) ....................         84,000       2,242
Warner-Lambert ......................................        129,000       8,949
                                                                          76,145

Biotechnology  0.0%
Covance * ...........................................          7,500         169
                                                                             169

Health Care Services  0.3%
Aetna ...............................................          2,695         205
Altana (DEM) ........................................         12,000         917
Concentra Managed Care * ............................         30,000         779
Olsten ..............................................          4,118          46
United HealthCare ...................................         37,700       2,394
                                                                           4,341

Miscellaneous Consumer Products  2.5%
Arctic Cat ..........................................          2,550     $    25
Benetton Group (ITL) ................................        446,200         927
Bridgestone (JPY) ...................................         69,000       1,637
Burlington Industries * .............................         17,700         249
Colgate-Palmolive ...................................         60,200       5,298
Fruit of the Loom (Class A) * .......................          4,300         143
Hasbro ..............................................         75,000       2,948
Huhtamaki (FIM) .....................................         10,000         573
Imperial Tobacco Group ADR ..........................         15,750         231
Jones Apparel Group * ...............................         67,200       2,457
Kuraray (JPY) .......................................        148,000       1,262
Lion Nathan (NZD) ...................................        175,000         390
Liz Claiborne .......................................          1,700          89
Mattel ..............................................         20,000         846
NIKE (Class B) ......................................            900          44
Philip Morris .......................................         10,800         425
Philips N.V. ADR ....................................         31,200       2,652
PPG Industries ......................................          2,400         167
Procter & Gamble ....................................         98,800       8,997
Service Corp. International .........................         74,600       3,198
Textron .............................................          2,000         143
Tomkins (GBP) .......................................        100,000         543
Tomkins ADR .........................................         30,000         686
Unilever N.V. ADR ...................................         20,000       1,579
UST .................................................          2,000          54
Yue Yuen Industrial (HKD) ...........................        127,000         227
                                                                          35,790
Total Consumer Nondurables ..........................                    200,713

CONSUMER SERVICES  6.9%
Restaurants  0.1%
Applebee's ..........................................         10,600         237
Darden Restaurants ..................................          6,300         100
Tricon Global Restaurants * .........................         15,040         477

General Merchandisers  2.5%
Carrefour (FRF) .....................................          2,000     $ 1,265
Costco Companies * ..................................        103,400       6,524
Dayton Hudson .......................................        172,200       8,352
Hussmann ............................................            550          10
J.C. Penney .........................................         20,000       1,446
JUSCO (JPY) .........................................         67,000       1,233
Marui (JPY) .........................................         53,000         793
May Department Stores ...............................         51,400       3,367
Pinault Printemps (FRF) .............................          2,000       1,674
Sears ...............................................         40,000       2,443
Tesco (GBP) .........................................        202,143       1,993
TJX .................................................        176,000       4,246
Wal-Mart ............................................         60,000       3,645
Warnaco Group (Class A) .............................          2,500         106
                                                                          37,097

Specialty Merchandisers  2.0%
Albertson's .........................................          1,300          67
Callaway Golf .......................................         13,000         256
Christian Dior (FRF) ................................          7,000         881
Circuit City Stores .................................         85,900       4,027
Federated Department Stores * .......................          1,800          97
Fingerhut Companies .................................          8,000         264
Gymboree * ..........................................          8,400         127
Heilig-Meyers .......................................          4,500          55
Home Depot ..........................................         30,100       2,500
Kohl's * ............................................         37,200       1,930
Kroger * ............................................        100,000       4,288
Lowes ...............................................          4,000         162
Omron (JPY) .........................................         68,000       1,043
Payless Shoesource * ................................          8,224         606
Petrie Stores Liquidation Trust * ...................         33,500          96
R.P. Scherer * ......................................          5,600         496
Safeway * ...........................................         25,200       1,025
Staples * ...........................................         35,437       1,027
The Gap .............................................        118,800       7,321
Toys "R" Us * .......................................         63,300       1,492
Viking Office Products * ............................         32,000       1,002
                                                                          28,762

Entertainment and Leisure  0.8%
Ascent Entertainment * ..............................          2,395     $    27
Brinker * ...........................................          8,775         169
Buffets * ...........................................          2,400          38
Disney ..............................................         50,139       5,268
Hilton ..............................................          2,300          65
Hutchison Whampoa (HKD) .............................        390,000       2,059
International Game Technology .......................          9,000         218
McDonald's ..........................................         10,000         690
MediaOne Group * ....................................         20,000         879
Reader's Digest (Class A) ...........................         35,000         949
Sbarro ..............................................         37,500       1,017
Sharp (JPY) .........................................         72,000         585
Viacom (Class A) * ..................................          4,500         263
                                                                          12,227

Media and Communications  1.5%
A. H. Belo (Class A) ................................         13,600         332
A.C. Nielson * ......................................          4,700         119
Asatsu (JPY) ........................................         54,000       1,103
Banta ...............................................         13,500         414
CBS .................................................         37,193       1,181
Cognizant ...........................................         14,100         888
Comcast (Class A Special) ...........................         40,000       1,624
Dun & Bradstreet ....................................         14,100         509
Elsevier (NLG) ......................................         50,000         755
France Telecom ADR ..................................         45,000       3,130
Gannett .............................................         27,600       1,961
Gaylord Entertainment ...............................          3,528         114
McGraw-Hill .........................................         32,200       2,626
Metronet Communications, Warrants, 8/15/07 * ........            500          21
NTL * ...............................................         11,999         642
Time Warner .........................................         29,000       2,478
Tribune .............................................         20,000       1,376
Vanguard Cellular (Class A) * .......................         11,850         224
Vodafone ADR ........................................         20,000       2,521
                                                                          22,018
Total Consumer Services .............................                    100,918

CONSUMER CYCLICALS  2.3%
Automobiles and Related  0.8%
Autoliv .............................................         21,653     $   685
Breed Technologies ..................................          5,600          86
Cycle & Carriage (SGD) ..............................         50,000         122
Dana ................................................          1,300          70
Ford Motor ..........................................         11,330         668
Gentex * ............................................         36,400         661
Genuine Parts .......................................         81,975       2,833
GM ..................................................         33,600       2,245
Goodyear Tire & Rubber ..............................            300          19
Honda ADR ...........................................         30,100       2,150
MIDAS ...............................................            183           4
Pep Boys ............................................          7,100         134
Superior Industries Intl ............................          8,000         226
TRW .................................................         30,000       1,639
                                                                          11,542

Building and Real Estate  0.5%
Cheung Kong Holdings (HKD) ..........................        283,000       1,392
City Developments (SGD) .............................         50,000         140
DBS Land (SGD) ......................................        600,000         498
Patriot American Hospitality, REIT ..................        150,001       3,591
Security Capital Group, Warrants, 9/18/98 * .........         13,427           5
Starwood Hotels & Resorts, REIT .....................          1,561          75
Texas Industries ....................................          9,400         498
USG .................................................         14,600         790
                                                                           6,989

Miscellaneous Consumer Durables  1.0%
Black & Decker ......................................         36,000       2,196
Corning .............................................         30,000       1,042
Eastman Kodak .......................................         22,600       1,651
Harley-Davidson .....................................          7,600         295
Imation * ...........................................          1,800          30
Masco ...............................................         49,900       3,019
Ricoh (JPY) .........................................        100,000       1,057
Scotts (Class A) * ..................................         10,000         373
Sony (JPY) ..........................................         16,000       1,383
Tandy ...............................................         40,000     $ 2,122
Valspar .............................................         36,200       1,434
York International ..................................          2,600         113
                                                                          14,715
Total Consumer Cyclicals ............................                     33,246

TECHNOLOGY  5.6%
Electronic Components  1.2%
Altera * ............................................         18,000         532
AMP .................................................         30,000       1,031
EMC * ...............................................         23,000       1,031
Intel ...............................................        114,000       8,447
Linear Technology ...................................         45,800       2,762
Micron Technology * .................................          9,400         233
Molex ...............................................         15,257         382
Motorola ............................................         40,000       2,102
Thermo Electron * ...................................          9,787         335
Thermo Instrument Systems * .........................         10,195         268
Vicor * .............................................         12,000         167
Xilinx * ............................................         12,600         429
                                                                          17,719

Electronic Systems  0.9%
Applied Materials * .................................         20,000         591
Hewlett-Packard .....................................         68,300       4,090
Honeywell ...........................................         20,000       1,671
Solectron * .........................................          9,600         404
UBS (CHF) ...........................................         16,089       5,992
                                                                          12,748

Information Processing  0.8%
Adaptec * ...........................................         14,000         200
Choicepoint * .......................................          1,780          90
COMPAQ Computer .....................................        254,000       7,207
Dell Computer * .....................................          2,400         223
Hitachi ADR .........................................         15,200         980
IBM .................................................         23,400       2,687
Komag * .............................................          1,200           6
Storage Technology * ................................         10,000         434
                                                                          11,827

Office Automation  0.0%
Pitney Bowes ........................................          5,200        $250
Xerox ...............................................          2,300         234
                                                                             484

Specialized Computer  0.3%
Silicon Graphics * ..................................         14,700         178
Sun Microsystems * ..................................        108,000       4,695
Western Digital * ...................................         20,000         236
                                                                           5,109

Telecommunications Equipment  1.4%
Bay Networks * ......................................          7,177         231
Cox Communications (Class A) * ......................         50,000       2,422
LM Ericsson (Class B) ADR ...........................        108,000       3,098
Lucent Technologies .................................         96,792       8,052
MCI .................................................          2,700         157
Novell * ............................................         45,600         583
PictureTel * ........................................          8,800          81
Telebras ADR ........................................         20,000       2,184
Tellabs * ...........................................         23,200       1,661
WorldCom * ..........................................         36,800       1,779
                                                                          20,248

Aerospace and Defense  1.0%
AlliedSignal ........................................        122,000       5,414
Boeing ..............................................         66,800       2,977
Lockheed Martin .....................................         10,000       1,059
Northrop ............................................         30,000       3,094
Raytheon (Class A) ..................................          2,142         123
Raytheon (Class B) ..................................            500          30
Trinity Industries ..................................            300          12
United Technologies .................................         14,200       1,313
                                                                          14,022
Total Technology ....................................                     82,157

CAPITAL EQUIPMENT  3.0%
Electrical Equipment  2.2%
ABB (CHF) ...........................................            775       1,147
American Power Conversion * .........................         10,300         308
Canon (JPY) .........................................         55,000     $ 1,253
Emerson Electric ....................................         56,200       3,393
GE ..................................................        158,400      14,414
Hubbell (Class A) ...................................          8,000         349
Hubbell (Class B) ...................................         80,252       3,341
Matsushita Electric Works (JPY) .....................        100,000         810
Mitsubishi Electric (JPY) ...........................        190,000         438
Siemens (DEM) .......................................         16,900       1,032
Tyco International ..................................        100,000       6,300
                                                                          32,785

Machinery  0.8%
Caterpillar .........................................         50,000       2,644
Coltec Industries * .................................         29,900         594
Cooper Industries ...................................            600          33
Deere ...............................................         18,000         952
Dover ...............................................          2,400          82
FMC * ...............................................         12,000         818
Foster Wheeler ......................................          4,600          99
GKN (GBP) ...........................................         90,000       1,148
Ingersoll-Rand ......................................          1,500          66
Kennametal ..........................................         11,400         476
Man (DEM) ...........................................          3,500       1,366
S I G Schweis (CHF) .................................          2,080       1,696
Stewart & Stevenson .................................          6,300         113
Teleflex ............................................         10,000         380
Valmet (FIM) ........................................         32,000         552
                                                                          11,019
Total Capital Equipment .............................                     43,804

BUSINESS SERVICES AND
TRANSPORTATION  3.2%
Computer Service and Software  1.5%
Amtech * ............................................          3,625          17
BMC Software * ......................................         80,000       4,158
Computer Associates .................................         68,587       3,811
Electronic Arts * ...................................          7,500         406
Electronic Data Systems .............................         44,223       1,769
First Data ..........................................         30,000         999
General Instrument * ................................          1,400     $    38
HBO .................................................         52,800       1,863
Intuit * ............................................         50,000       3,064
Micro Warehouse * ...................................          5,600          87
NCR * ...............................................          6,718         218
Oracle * ............................................        142,000       3,483
Parametric Technology * .............................         46,400       1,257
SunGard Data Systems * ..............................         26,400       1,013
Sybase * ............................................          7,000          49
                                                                          22,232

Transportation Services  0.1%
Landstar Systems * ..................................         40,000       1,401
Mitsubishi Heavy Industries (JPY) ...................        159,000         603
                                                                           2,004

Miscellaneous Business Services  0.8%
British Airport Authorities (GBP) ...................        108,371       1,171
Browning-Ferris .....................................         25,000         869
Cendant * ...........................................         79,010       1,649
Cintas ..............................................          7,200         366
Equifax .............................................         17,800         646
General Semiconductor ...............................            350           3
GTECH * .............................................          4,500         152
H&R Block ...........................................         30,900       1,302
Manpower ............................................         12,200         350
Merrill .............................................         10,000         221
Omnicom .............................................         26,800       1,337
Paychex .............................................         42,018       1,708
Sime Darby (MYR) ....................................        200,000         138
Waste Management ....................................         39,166       1,371
                                                                          11,283

Airlines  0.5%
AMR * ...............................................         40,000       3,330
ASA Holdings ........................................          4,200         209
KLM (NLG) ...........................................         23,000         935
Mesa Air Group * ....................................         17,300         140
Northwest Airlines * ................................            300          11
Singapore Airlines (SGD) ............................         40,000         187
UAL * ...............................................         30,000       2,340
                                                                           7,152

Railroads  0.3%
Burlington Northern Santa Fe ........................         25,100      $2,464
Canadian National Railway ...........................            163           9
CSX .................................................         22,500       1,024
Union Pacific .......................................         14,000         618
Wisconsin Central Transport * .......................         20,400         447
                                                                           4,562
Total Business Services and Transportation ..........                     47,233

ENERGY  4.6%
Energy Services  0.8%
Baker Hughes ........................................            800          28
El Paso Natural Gas .................................         18,766         718
Elf Aquitaine (FRF) .................................          9,000       1,265
Halliburton .........................................         52,742       2,350
Helmerich & Payne ...................................         40,000         890
Imperial Oil ........................................          3,900          68
Johnson Electric Holdings (HKD) .....................        123,600         458
Schlumberger ........................................         60,200       4,112
Smith International * ...............................         18,300         637
TOTAL ADR ...........................................         18,000       1,177
Witco ...............................................          5,400         158
                                                                          11,861

Exploration and Production  0.1%
Anadarko Petroleum ..................................          1,800         121
EEX * ...............................................         21,442         201
Enron Oil & Gas .....................................          6,600         134
Santos (AUD) ........................................        200,000         621
Ultramar Diamond Shamrock ...........................          9,100         287
Union Pacific Resources .............................         11,857         208
                                                                           1,572

Gas Transmission  0.3%
Consolidated Natural Gas ............................          1,200          71
Enron ...............................................         50,000       2,703
MCN .................................................          8,800         219
Questar .............................................         14,800         290
Sonat ...............................................         29,000       1,120
Tenneco .............................................            200           8
                                                                           4,411

Integrated Petroleum - Domestic  1.5%
Amerada Hess ........................................         37,700     $ 2,048
Atlantic Richfield ..................................         64,600       5,047
British Petroleum ADR ...............................         78,600       6,936
Kerr-McGee ..........................................            600          35
Phillips Petroleum ..................................         48,300       2,327
Santa Fe Energy Resources ...........................         13,900         149
Unocal ..............................................          4,400         157
USX-Marathon ........................................        140,000       4,804
                                                                          21,503

Integrated Petroleum - International  1.9%
Amoco ...............................................            800          33
Chevron .............................................         41,400       3,439
ENI S.P.A. ADR ......................................         26,600       1,729
Exxon ...............................................        101,200       7,217
Mobil ...............................................         78,600       6,023
Repsol ADR ..........................................         24,000       1,320
Royal Dutch Petroleum ADR ...........................         40,000       2,193
Shell Transport & Trading ADR .......................         36,300       1,538
Texaco ..............................................         80,727       4,818
                                                                          28,310
Total Energy ........................................                     67,657

PROCESS INDUSTRIES  3.0%
Diversified Chemicals  1.0%
Dow Chemical ........................................         30,000       2,900
DuPont ..............................................         77,800       5,806
Eastman Chemical ....................................          3,675         229
Hercules ............................................          1,800          74
Monsanto ............................................         92,300       5,157
                                                                          14,166

Specialty Chemicals  1.1%
3M ..................................................         18,600       1,529
A. Schulman .........................................         26,325         513
Akzo Nobel (NLG) ....................................          7,000       1,557
Avery Dennison ......................................          1,800          97
BASF (DEM) ..........................................         36,200       1,721
Bayer (DEM) .........................................         34,600     $ 1,792
Crompton & Knowles ..................................          3,500          88
Great Lakes Chemical ................................         25,000         986
Lyondell Petrochemical ..............................          7,100         216
McWhorter Technologies * ............................          1,500          40
Morton International ................................         63,500       1,587
Octel * .............................................          6,250         124
Pall ................................................          8,533         175
Raychem .............................................          1,800          53
Rohm & Haas .........................................         28,000       2,910
Solutia .............................................         18,460         530
Sumitomo Chemicals (JPY) ............................        175,000         542
Technip (FRF) .......................................         15,000       1,834
                                                                          16,294

Paper and Paper Products  0.4%
Dai Nippon Printing (JPY) ...........................         67,000       1,073
Kimberly-Clark ......................................         34,400       1,578
Kimberly-Clark Mexico (Class A) (MXN) ...............        265,000         936
Mead ................................................         30,000         953
Schweitzer Mauduit ..................................          1,000          29
Sonoco Products .....................................         13,975         423
Willamette Industries ...............................         24,000         768
                                                                           5,760

Forest Products  0.3%
Georgia-Pacific .....................................         19,000       1,120
International Paper .................................         46,000       1,978
Pope & Talbot .......................................          8,200          96
Weyerhaeuser ........................................         12,700         586
                                                                           3,780

Building & Construction  0.2%
Blue Circle Industries (GBP) ........................        136,612         772
Del E. Webb .........................................            100           3
Georgia-Pacific Timber ..............................         19,000         438
Hanson ADR ..........................................          7,875         239
Holderbank Financiere Glarus (CHF) ..................          1,210       1,542
                                                                           2,994
Total Process Industries ............................                     42,994

BASIC MATERIALS  0.7%
Metals  0.5%
Alcoa ...............................................         30,000      $1,978
Anglo American Platinum (ZAR) .......................         85,000         925
Carpenter Technology ................................          5,400         271
Freeport-McMoRan Copper & Gold (Class A) ............          9,600         137
Inco ................................................        200,000       2,725
Reynolds Metals .....................................         38,000       2,126
                                                                           8,162

Mining  0.1%
Lonrho (GBP) ........................................        101,111         474
Lonrho Africa (GBP) * ...............................         67,411          83
Rio Tinto (AUD) .....................................         40,000         477
TVX Gold * ..........................................        200,000         612
                                                                           1,646

Miscellaneous Materials  0.1%
Crown Cork & Seal ...................................          1,400          66
Malayan Cement (MYR) ................................        312,500         102
Owens-Illinois * ....................................         15,300         685
Williams Companies ..................................          5,661         191
                                                                           1,044
Total Basic Materials ...............................                     10,852

MISCELLANEOUS  0.1%
Conglomerates  0.1%
Orkla (NOK) .........................................         30,000         701
                                                                             701

Other Miscellaneous Securities  0.0%
Halter Marine Group .................................             156          2
                                                                               2
Total Miscellaneous .................................                        703

FOREIGN  0.2%
Europe  0.1%
AXA Colonia Konzern (DEM) ...........................           6,000        745
                                                                             745

Other Foreign  0.1%
Bobst (CHF) .........................................            740    $  1,364
                                                                           1,364
Total Foreign .......................................                      2,109
Total Common Stocks and Warrants (Cost $467,469) ....                    868,371

Preferred Stocks  0.1%
CSC Holdings, (Series M), 11.125% ...................          9,771       1,119
Primedia, (144a), 8.625% ............................         10,000         975
Total Preferred Stocks (Cost  $ 2,036) ..............                      2,094

Convertible Preferred Stocks  0.8%
Aetna, 6.25% ........................................            898          68
Reckson Associates Realty, (Series A), 7.625% * .....        200,000       4,750
Security Capital Industrial Trust, (Series B) .......        225,000       7,059
Total Convertible Preferred Stocks (Cost $10,116) ...                     11,877

Corporate Bonds  18.7%
Abbey National First Capital, Sub. Notes
                 8.20%, 10/15/04 .........................   $1,205,000    1,327
AEI Holding, Sr. Notes, (144a), 10.00%, 11/15/07 .........    1,000,000      997
African Development Bank, Sub. Notes, 7.75%, 12/15/01 ....    1,000,000    1,053
Agricultural Minerals, Sr. Notes, 10.75%, 9/30/03 ........    1,000,000    1,065
Airplane Pass Thru
                8.15 - 10.875%, 3/15/19 ..................    2,936,611    3,193
Alabama Power, 1st Mtg. Notes, 7.00%, 1/1/03 .............      725,000      737
Alliance Imaging, Sr. Sub. Notes, 9.625%, 12/15/05 .......      950,000      978
Allied Holdings, Gtd. Sr. Sub. Notes, 8.625%, 10/1/07 ....    1,000,000    1,005
Allied Waste, Sr. Sub. Notes, 10.25%, 12/1/06 ............      500,000      549
AMC Entertainment, Sr. Sub. Notes, 9.50%, 3/15/09 ........    1,000,000    1,010
AMERCO, Sr. Notes, 7.85%, 5/15/03 ........................    1,000,000    1,039
American Builders & Contractors Supply, Sr. Sub. Notes
                 10.625%, 5/15/07 ........................      750,000      750
American Business Information, 9.50%, 6/15/08 ............      400,000      402
American Lawyers Media Holdings, Sr. Sub. Notes
                 (144a), 9.75%, 12/15/07 .................      850,000      882
American Portable Telecom, Gtd. Notes, (144a)
                 0%, 11/1/06 .............................   $3,615,000   $1,980
American Safety Razor, Sr. Notes, 9.875%, 8/1/05 .........    1,000,000    1,070
Ameriserve Food Distribution
                Gtd. Sr. Sub. Notes
                8.875%, 10/15/06 .........................      325,000      327
                Sr. Sub. Notes
                10.125%, 7/15/07 .........................      500,000      517
Ameritech Capital Funding, 6.15%, 1/15/08 ................    2,000,000    1,990
Ametek, Sr. Notes, 9.75%, 3/15/04 ........................      500,000      536
AMTROL, Sr. Sub. Notes, 10.625%, 12/31/06 ................      200,000      194
Anheuser-Busch, 6.90%, 10/1/02 ...........................    2,000,000    2,026
APCOA, Sr. Sub. Notes, (144a), 9.25%, 3/15/08 ............    1,000,000      995
Archibald Candy, Sr. Secured Notes, 10.25%, 7/1/04 .......      500,000      530
Associated Materials, 9.25%, 3/1/08 ......................    1,000,000    1,025
Associates, Sr. Notes, 7.50%, 4/15/02 ....................    1,300,000    1,361
Atlantic Richfield, Deb. Notes, 8.75%, 3/1/32 ............    1,570,000    2,038
Aurora Foods, Sr. Sub. Notes, 9.875%, 2/15/07 ............      750,000      799

B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07 ................      500,000      505
Ballys Health & Tennis, Sr. Sub. Notes, 9.875%, 10/15/07 .    1,050,000    1,081
Banesto Delaware, Sub. Notes, 8.25%, 7/28/02 .............    2,000,000    2,127
Bank United, Trust Pfd. Securities, 10.25%, 12/31/26 .....    1,000,000    1,075
BankAmerica, Sub. Notes, 6.625%, 8/1/07 ..................    3,000,000    3,067
Baxter International, 7.125%, 2/1/07 .....................    1,500,000    1,594
Bay View Capital, Sub. Notes, 9.125%, 8/15/07 ............      625,000      641
BB & T, 6.375%, 6/30/05 ..................................    3,000,000    3,002
BCH Cayman Islands, Sub. Notes, 7.50%, 6/15/05 ...........    1,000,000    1,057
BHP Finance, Gtd. Notes, 6.69%, 3/1/06 ...................    2,000,000    2,017
Boeing, 8.75%, 8/15/21 ...................................    2,000,000    2,541
Boyd Gaming, Sr. Sub. Notes, 9.50%, 7/15/07 ..............      500,000      520
British Columbia Hydro & Power, 12.50%, 9/1/13 ...........      250,000      262
Burlington Northern, PTC, 7.33%, 6/23/10 .................      925,197      981
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07 ....................      550,000      599
Casino America, Sr. Notes, 12.50%, 8/1/03 ................      500,000      565
Celestica International, Gtd. Sr. Sub. Notes
                 10.50%, 12/31/06 ........................      575,000      634
Century Telephone Enterprises, Sr. Notes, 8.25%, 5/1/24 .. 500,000 528 Chancellor Media, Sr. Sub. Notes
                 8.125%, 12/15/07 ........................    1,000,000    1,014
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04 .................   $1,000,000   $1,125
Chemical Master Credit Card Trust I
                5.55%, 9/15/03 ...........................      100,000       99
                6.23%, 4/15/05 ...........................      110,000      111
Chrysler Financial, 5.875%, 2/7/01 .......................    2,000,000    1,998
Citibank Credit Card Master Trust I, 0%, 2/7/03 ..........      170,000      146
Citicorp Mortgage, 6.00%, 3/25/22 ........................       82,202       82
Citizens Utilities, Deb. Notes, 7.00%, 11/1/25 ...........    1,500,000    1,531
Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07 ...........      750,000      780
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05 ...............      500,000      558
Coltec Industries, Sr. Notes, (144a), 7.50%, 4/15/08 .....      850,000      856
Columbus McKinnon, Sr. Sub. Notes, (144a)
                8.50%, 4/1/08 ............................      525,000      516
Comcast Cable Communications
                8.125%, 5/1/04 ...........................    1,500,000    1,625
                8.375%, 5/1/07 ...........................    1,500,000    1,678
Communications & Power Industries, Sr. Sub. Notes
                12.00%, 8/1/05 ...........................    1,000,000    1,120
Community Distributors, Sr. Notes, 10.25%, 10/15/04 ......      475,000      480
Consumers Energy, 1st Mtg., 7.375%, 9/15/23 ..............    3,500,000    3,460
Container Corporation of America, Sr. Notes
                9.75%, 4/1/03 ............................    1,000,000    1,075
Continental Airlines, PTC, 7.206%, 6/30/04 ...............      477,929      492
Corestates Home Equity Loan
                5.10%, 3/15/09 ...........................      239,547      237
                6.65%, 5/15/09 ...........................      210,010      212

Corporacion Andina De Fomento, 6.75%, 3/15/05 ............    2,500,000    2,467
Countrywide Funding, MTN, 6.875%, 9/15/05 ................      860,000      886
Courtyard by Marriott II, Sr. Secured Notes
                10.75%, 2/1/08 ...........................      500,000      549
Cox Communications, Deb. Notes, 6.375%, 6/15/00 ..........    1,500,000    1,511
Credit Suisse First Boston Mortgage, 6.59%, 6/17/08 ......    2,000,000    2,034
CSC Holdings, Sr. Notes, 7.875%, 12/15/07 ................      600,000      631
CSX, 7.45%, 5/1/07 .......................................    1,000,000    1,063
DecisionOne, Sr. Sub. Notes, 9.75%, 8/1/07 ...............      250,000      241
Delta Airlines, Deb. Notes, 8.95%, 1/12/12 ...............    1,532,689    1,764
Delta Mills, Sr. Notes, 9.625%, 9/1/07 ...................    1,000,000      985
Deutsche Financial Capital, 6.75%, 9/15/27 ...............    2,000,000    2,030
Diamond Triumph Auto Glass, Sr. Notes, (144a)
                9.25%, 4/1/08 ............................   $  475,000   $  485
DII Group, Sr. Sub. Notes, 8.50%, 9/15/07 ................      325,000      319
Discover Credit Card, 7.85%, 11/21/00 ....................    3,000,000    3,009
Doane Products, Sr. Notes, 10.625%, 3/1/06 ...............    1,000,000    1,090
Duke Energy, 1st Ref. Mtg ................................
                6.75 - 7.50%, 8/1/25 .....................    2,000,000    2,040
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07 .................      850,000      829
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07 ...................      900,000      918
Embotelladora Andina, 7.625%, 10/1/27 ....................    2,000,000    1,899
Empress Entertainment, 8.125%, 7/1/06 ....................    1,000,000    1,002
Energy Corporation of America, Sr. Sub. Notes
                9.50%, 5/15/07 ...........................    1,000,000      977
Equitable Resources, Deb. Notes, 7.75%, 7/15/26 ..........    2,000,000    2,328
Exxon Capital, Gtd. Notes, 6.50%, 7/15/99 ................      500,000      503
Eye Care Centers of America, 9.125%, 5/1/08 ..............    1,000,000      992
Fairchild Semiconductor, Sr. Sub. Notes
                10.125%, 3/15/07 .........................      425,000      438
Fairfax Financial Holdings
                7.75%, 12/15/03 ..........................      800,000      847
                8.30%, 4/15/26 ...........................    2,500,000    2,837
Falcon Holding Group, Sr. Disc. Deb., (144a)
                 STEP, 0%, 4/15/10 .......................      675,000      427
Federal Express, 9.95%, 8/15/06 ..........................      500,000      612
Federal Mogul, 7.75%, 7/1/06 .............................      700,000      701
Ferrellgas, Sr. Notes, 10.00%, 8/1/01 ....................      750,000      789
Finlay Fine Jewelry, Sr. Notes, 8.375%, 5/1/08 ...........    1,000,000    1,005
First Federal Financial, 11.75%, 10/1/04 .................      750,000      840
Flag Limited, Sr. Notes, (144a),  8.25%, 1/30/08 .........      750,000      756
Fleet Financial Group, Sub. Notes
                7.625%, 12/1/99 ..........................    1,100,000    1,124
                8.625%, 1/15/07 ..........................      800,000      920
Fletcher Challenge, 9.00%, 9/15/99 .......................      270,000      278
Flores & Rucks, Sr. Sub. Notes, 9.75%, 10/1/06 ...........      275,000      299
Food Lion, 8.05%, 4/15/27 ................................    1,900,000    2,213
Ford Motor, Deb. Notes, 7.50%, 8/1/26 ....................    2,500,000    2,781
Ford Motor Credit, 8.20%, 2/15/02 ........................      170,000      181
Fred Meyer, 7.45%, 3/1/08 ................................    1,000,000    1,007

Freeport McMoRan Resources, Sr. Notes, 7.00%, 2/15/08 ....      900,000      916
Frontiervision, Sr. Sub. Notes, 11.00%, 10/15/06 .........   $1,000,000   $1,110
Fundy Cable, Sr. Secured 2nd Priority Notes
                 11.00%, 11/15/05 ........................      500,000      555
Furon, Sr. Sub. Notes, (144a),  8.125%, 3/1/08 ...........      600,000      599
General Motors, Deb. Notes, 9.625%, 12/1/00 ..............      140,000      151
General Motors Acceptance, MTN, 6.75%, 6/17/02 ...........       80,000       82
Genesis Health Ventures, Sr. Sub. Notes, 9.25%, 10/1/06 ..      500,000      505
Glenoit, Sr. Sub. Notes, 11.00%, 4/15/07 .................      250,000      268
Golden West Financial, Sub. Notes, 8.625%, 8/30/98 .......    1,500,000    1,508
Grand Casinos, Sr. Notes, 9.00%, 10/15/04 ................      500,000      543
Green Tree Financial, 5.75%, 10/15/18 ....................       90,000       90
GTE Florida, Deb. Notes, 7.41%, 12/15/23 .................    1,000,000    1,042
Hadco, Sr. Sub. Notes, 9.50%, 6/15/08 ....................      750,000      750
Harcourt General, 6.70%, 8/1/07 ..........................    1,000,000    1,014
Hard Rock Hotel, Sr. Sub. Notes, (144a),  9.25%, 4/1/05 ..    1,000,000    1,020
Hawk, Sr. Notes, 10.25%, 12/1/03 .........................      750,000      814
HCC Industries, Sr. Sub. Notes, 10.75%, 5/15/07 ..........    1,000,000    1,060
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05 .............    1,125,000    1,226
HMC Acquisition Properties, Sr. Notes, 9.00%, 12/15/07 ...    1,000,000    1,085
Holmes Products, Gtd. Notes, 9.875%, 11/15/07 ............      500,000      518
Horseshoe Gaming, Sr. Sub. Notes, 9.375%, 6/15/07 ........    1,000,000    1,059
Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05 ..........    1,000,000    1,066
Houston Lighting & Power, 7.50%, 7/1/23 ..................    3,000,000    3,113
Hudson Respiratory Care, Sr. Sub. Notes, (144a)
                 9.125%, 4/15/08 .........................    1,000,000      975
IBM, 6.45%, 8/1/07 .......................................    1,000,000    1,029
ICG Services, Sr. Disc. Notes, STEP, 0%, 9/15/05 .........    1,000,000      855
Intermedia Communications, Sr. Notes, 8.50%, 1/15/08 .....      500,000      501
International Bank For Reconstruction & Development
                 7.625%, 1/19/23 .........................    1,800,000    2,216
International Shipholding, Sr. Notes, 7.75%, 10/15/07 ....      750,000      733
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05 .......    1,500,000    1,650
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06 ........      800,000      836
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09 ............      500,000      510
ISP Holdings, Sr. Notes, 9.75%, 2/15/02 ..................    1,000,000    1,060
IXC Communications, Sr. Sub. Notes, (144a)
                 9.00%, 4/15/08 ..........................      500,000      503
Jefferson Pilot Capital Trust, (144a),  8.14%, 1/15/46 ...   $1,500,000   $1,657
Jitney-Jungle Stores, Sr. Sub. Notes, 10.375%, 9/15/07 ...      500,000      534
John Q. Hammons Hotels, 1st Mtg. Notes
                 8.875%, 2/15/04 .........................    1,000,000    1,007
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06 ..................    1,000,000    1,135
Kelley Oil & Gas, Sr. Sub. Notes, 10.375%, 10/15/06 ......      750,000      746
KFW International Finance, MTN, 9.14%, 6/4/01 ............      250,000      272
Kimberly-Clark, 6.375%, 1/1/28 ...........................    5,000,000    5,031
Koppers Industry, Sr. Sub. Notes, 9.875%, 12/1/07 ........    1,050,000    1,071

L 3 Communications, Sr. Sub. Notes, 10.375%, 5/1/07 ......      725,000      800
Lehman Brothers, Sr. Sub. Notes, 6.625%, 2/15/08 .........    1,500,000    1,514
Lehman Brothers Holdings, 8.875%, 3/1/02 .................    1,500,000    1,629
LES, Sr. Sub. Notes, 9.25%, 6/1/08 .......................      500,000      513
Liberty National Bank & Trust, Sub. Notes, 6.75%, 6/1/03 .      500,000      514
Long Island Lighting, Deb. Notes, 7.50%, 3/1/07 ..........      500,000      518
Loral, Sr. Notes, 7.625%, 6/15/04 ........................    1,500,000    1,598
Marcus Cable, Gtd. Sr. Disc. Notes, STEP, 0%, 8/1/04 .....    1,250,000    1,212
Mastec, Sr. Sub. Notes, (144a), 7.75%, 2/1/08 ............    1,000,000      952
McDonnell Douglas, 8.25%, 7/1/00 .........................      500,000      521
MCMS, Sr. Sub. Notes, (144a),  9.75%, 3/1/08 .............    1,000,000      920
Metronet Communications
                Sr. Disc. Notes, STEP, 0%, 11/1/07 .......      500,000      332
                Sr. Notes, 12.00%, 8/15/07 ...............      500,000      575
Microcell Telecommunications, Sr. Disc. Notes
                STEP, 0%, 6/1/06 ..........................     500,000      374
ML Capital Trust, Gtd. Notes, 9.875%, 3/1/27 ..............     500,000      594
Mrs. Fields Original Cookies, Sr. Gtd. Notes
                10.125%, 12/1/04 ..........................     750,000      727
MTS, Sr. Sub. Notes, (144a), 9.375%, 5/1/05 ...............     300,000      296
Muzak, Gtd. Sr. Notes, 10.00%, 10/1/03 ....................   1,000,000    1,035
Nationsbank Credit Card Master Trust (Class A)
                6.00%, 12/15/05 ...........................     140,000      140
New Jersey Bell Telephone, Deb. Notes, 6.80%, 12/15/24 ....   2,500,000    2,523
News America Holdings, Gtd. Sr. Deb. Notes
                 9.25%, 2/1/13 ............................      90,000      109
Nextel Communications, Sr. Disc. Notes
                 STEP, 0%, 10/31/07 .......................   2,000,000    1,305
Nextlink Communications, Sr. Notes, 12.50%, 4/15/06 .......  $  500,000   $  563
NGC, Sr. Notes, 6.75%, 12/15/05 ...........................   1,000,000    1,008
Niagara Mohawk
                STEP, 0%, 7/1/10 ..........................   1,000,000      691
                1st Mtg., 7.75%, 5/15/06 ..................   2,000,000    2,140
                Sr. Notes, 7.75%, 10/1/08 .................     450,000      461
Nine West Group, Sr. Notes, (144a), 8.375%, 8/15/05 .......   1,000,000      985
Northland Cable Television, Sr. Sub. Notes
                10.25%, 11/15/07 ..........................   1,000,000    1,070
Northrop Grumman, 7.875%, 3/1/26 ..........................   2,000,000    2,259
NYNEX, Deb. Notes, 9.55%, 5/1/10 ..........................   1,083,968    1,251
Octel Developments, Sr. Notes, (144a), 10.00%, 5/1/06 .....     650,000      664
Ocwen Capital Trust I, 10.875%, 8/1/27 ....................     500,000      545
Ocwen Financial, Sr. Notes, 11.875%, 10/1/03 ..............   1,000,000    1,120
Oracle, 6.91%, 2/15/07 ....................................   3,000,000    3,071
Orange & Rockland Utilities, Deb. Notes
                9.375%, 3/15/00 ...........................   1,500,000    1,580
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06 ............     500,000      545
P&L Coal Holdings, Sr. Notes, (144a), 8.875%, 5/15/08 .....     450,000      463
Pacific Bell, Deb. Notes
                7.375%, 7/15/43 ...........................   1,000,000    1,077
                7.50%, 2/1/33 .............................   1,000,000    1,046
Paragon Corporate Holdings, Sr. Notes, (144a)
                 9.625%, 4/1/08 ...........................   1,000,000      900

PDVSA Finance, (144a), 7.40%, 8/15/16 .....................   2,000,000    2,000
Pegasus Communications, Sr. Notes, 9.625%, 10/15/05 .......   1,000,000    1,030
Philadelphia Electric, 1st Ref. Mtg., 5.625%, 11/1/01 .....   3,000,000    2,957
Plains Resources, Sr. Sub. Notes, 10.25%, 3/15/06 .........     500,000      534
Plastic Containers, Sr. Secured Notes, 10.00%, 12/15/06 ...   1,000,000    1,075
Premier Parks, Sr. Disc. Notes, STEP, 0%, 4/1/08 ..........     300,000      199
Price Communications Wireless, 9.125%, 12/15/06 ...........     650,000      650
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07 .......   1,000,000    1,065
Prime Credit Card Master Trust, 6.70%, 7/15/04 ............     140,000      143
Province of Alberta, 9.25%, 4/1/00 ........................   1,000,000    1,054
PSINET, Sr. Notes, 10.00%, 2/15/05 ........................     600,000      612
Purina Mills, Sr. Sub. Notes, (144a), 9.00%, 3/15/10 ......     825,000      846
Quantas Airways, Sr. Notes, 7.50%, 6/30/03 ................   1,000,000    1,046
Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06 ..     500,000      559
Qwest Communications, Sr. Disc. Notes
                 STEP, 0%, 10/15/07 .......................  $1,675,000   $1,256
R & B Falcon, 6.75%, 4/15/05 ..............................   3,000,000    2,993
Rail Car Trust, 7.75%, 6/1/04 .............................      89,787       94
Repap New Brunswick, Sr. Secured 1st Priority Notes, (144a)
                 9.00%, 6/1/04 ............................   1,000,000    1,010
Rio Hotel & Casino
                Gtd. Sr. Sub. Notes
                9.50%, 4/15/07 ............................     500,000      530
                Sr. Sub. Notes
                10.625%, 7/15/05 ..........................   1,000,000    1,075
Riverwood International, Sr. Notes, 10.625%, 8/1/07 .......   1,000,000    1,040
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
                 10.00%, 3/15/05 ..........................     500,000      555
RSL Communications, 9.125%, 3/1/08 ........................   1,000,000      974
Rural/Metro, Sr. Notes, (144a), 7.875%, 3/15/08 ...........     650,000      622
Santander Financial, Gtd. Sub. Notes, 6.375%, 2/15/11 .....   3,000,000    2,931
Satelites Mexicanos, Sr. Notes, (144a), 10.125%, 11/1/04 ..     500,000      485
Sears Credit Account Master Trust (Class A)
                6.05%, 1/16/08 ............................      80,000       80
                 6.45%, 10/16/06 ..........................      70,000       71
Security Benefit Life, (144a), 8.75%, 5/15/16 .............   3,000,000    3,455
Shoppers Food Warehouse, Sr. Notes, 9.75%, 6/15/04 ........   1,000,000    1,107
Siebe
                (144a), 6.50%, 1/15/10 ....................   2,000,000    2,005
                (144a), 7.125%, 1/15/07 ...................   1,500,000    1,609
Sinclair Broadcast Group, Sr. Sub. Notes
                8.75%, 12/15/07 ...........................     750,000      769
                10.00%, 9/30/05 ...........................     300,000      323
Sitel, Sr. Sub. Notes, (144a), 9.25%, 3/15/06 .............     350,000      350
Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06 ........     350,000      354
Six Flags Theme Parks, Sr. Sub. Disc. Notes, STEP
                12.25%, 6/15/05 ...........................   1,000,000    1,137
Smithfield Foods, Sr. Sub. Notes, (144a), 7.625%, 2/15/08 .     500,000      495
Southern Foods Group, Sr. Sub. Notes, (144a)
                9.875%, 9/1/07 ............................     800,000      834
Sovereign Speciality Chemicals, 9.50%, 8/1/07 .............     750,000      769
Specialty Retailers, Sr. Notes, 8.50%, 7/15/05 ............  $1,000,000   $1,025

Speedway Motorsports, Gtd. Sr. Sub. Notes
                8.50%, 8/15/07 ............................   1,000,000    1,035
Stena AB, Sr. Notes, 10.50%, 12/15/05 .....................   1,000,000    1,090
Sun Media, Sr. Sub. Notes
                9.50%, 2/15/07 ............................     650,000      686
                9.50%, 5/15/07 ............................     650,000      687
Synthetic Industries, Sr. Sub. Notes, 9.25%, 2/15/07 ......     400,000      414
Tenet Healthcare, Sr. Sub. Notes, 8.625%, 1/15/07 .......    1,000,000     1,025
Tenneco, 6.70%, 12/15/05 ................................    1,000,000     1,021
Time Warner, Deb. Notes, 7.48%, 1/15/08 .................    1,400,000     1,494
Tracor, Sr. Sub. Notes, 8.50%, 3/1/07 ...................      750,000       812
Transwestern Holdings, Sr. Disc. Notes,
                 STEP, 0%, 11/15/08 .....................      500,000       330
Transwestern Publishing, Sr. Sub. Notes
                9.625%, 11/15/07 ........................      750,000       765
TravelCenters of America, Sr. Sub. Notes, 10.25%, 4/1/07       900,000       940
Travelers Property Casualty, Sr. Notes, 6.75%, 11/15/06 . 1,500,000 1,556 Trident Automotive, Sr. Sub. Notes, (144a)
                10.00%, 12/15/05 ........................      750,000       810
TRW, MTN, 7.37%, 4/18/07 ................................    2,000,000     2,172
TV Azteca, Gtd. Sr. Notes, 10.50%, 2/15/07 ..............    1,000,000     1,000
Union Bank Switzerland, Sub. Notes, 7.25%, 7/15/06 ......    1,000,000     1,059
United International Holdings, Sr. Disc. Notes
                 STEP, 10.75%, 2/15/08 ..................    1,000,000       617
Universal Compression, Sr. Disc. Notes, (144a)
                 STEP, 0%, 2/15/08 ......................    1,000,000       630
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06 ...............      475,000       500
UtiliCorp United, Sr. Notes, 6.875%, 10/1/04 ............    3,000,000     3,052
Viasystems, Sr. Sub. Notes, 9.75%, 6/1/07 ...............      500,000       520
Wal-Mart Stores, 6.75%, 5/15/02 .........................    1,000,000     1,027
Westamerica Bank, Sub. Notes, 6.99%, 9/30/03 ............    1,500,000     1,511
Westpoint Stevens, 7.875%, 6/15/08 ......................    1,000,000     1,004
Willamette Industries, MTN, 7.85%, 7/1/26 ...............    1,000,000     1,128
Windy Hill Pet Food, Sr. Sub. Notes, 9.75%, 5/15/07 .....    1,000,000     1,045
Total Corporate Bonds (Cost $ 265,762) ..................                273,176

U.S. Government Mortgage-
Backed Securities  5.7%
Federal Home Loan Mortgage Assn
                8.00%, 3/1/17 ......................     $    19,047     $    20
                10.00%, 10/1/10 ....................          67,853          72
                10.50%, 9/1/15 .....................          15,927          18
Federal National Mortgage Assn
                6.00%, 10/25/08 ....................       3,835,000       3,811
                6.50%, 7/25/08 - 5/1/11 ............       1,372,829       1,373
                7.00%, 8/17/10 - 4/1/26 ............       8,081,047       8,522

Government National Mortgage Assn
        I
                6.00%, 1/15 - 5/15/24 ..............       2,456,862       2,415
                6.50%, 9/15/23 - 3/15/26 ...........       7,710,613       7,710
                7.00%, 10/15/22 - 3/15/28 ..........      14,030,334      14,254
                7.50%, 9/15/22 - 6/15/27 ...........      13,236,089      13,600
                8.00%, 6/15/17 - 11/15/25 ..........      10,608,856      11,073
                8.50%, 3/15/05 - 2/15/25 ...........       3,585,856       3,803
                9.00%, 5/15/16 - 6/15/21 ...........         780,599         841
                9.50%, 8/15/16 - 9/15/21 ...........         877,705         957
                10.00%, 11/15/09 - 5/15/13 .........          34,331          38
                10.50%, 5/15/15 ....................          11,671          13
                11.00%, 3/15/10 - 1/15/20 ..........         824,484         931
                11.50%, 3/15/10 - 3/15/16 ..........       1,406,340       1,610
        II
                8.50%, 6/20/25 - 6/20/26 ...........       5,271,261       5,525
                9.00%, 7/20/16 - 6/20/20 ...........         672,921         718
                9.50%, 8/20/22 .....................         157,230         170
                10.00%, 10/20/16 - 1/20/22 .........         120,629         132
        GPM, I
                9.50%, 8/15 - 9/15/09 ..............         461,492         501
                10.75%, 1/15/16 - 12/15/17 .........         123,861         137
        ARM, I
                7.00%, 8/20/23 .....................         174,031         178
        Project Loan
                8.50%, 1/15/27 .....................         294,131         310
                8.875%, 2/15/30 ....................         676,812         705
                8.95%, 5/15/35 .....................       2,292,249       2,388
U. S. Department of Veteran Affairs, VR
                9.54%, 3/15/25 .....................     $   838,673     $   942

Total U.S. Government Mortgage-Backed
Securities (Cost  $80,806) .........................                     82,767

U.S. Government Obligations/
Agencies  14.1%
Federal Home Loan Banks
                6.34%, 10/19/05 .....................      4,875,000       5,026
                6.425%, 8/14/02 .....................      6,450,000       6,514
Federal Home Loan Mortgage Assn .....................
                6.00%, 6/15/05 ......................        515,156         514
Federal National Mortgage Assn ......................
                5.80%, 12/10/03 .....................     13,000,000      13,018
                6.25%, 8/12/03 ......................      3,000,000       2,981
                6.47%, 9/25/12 ......................      3,000,000       3,147
                8.45%, 7/12/99 ......................      4,000,000       4,109
        REMIC
                7.50%, 10/25/19 .....................        974,015         980
Federal National Mortgage Assn., MTN
                6.34%, 2/4/08 .......................     10,000,000      10,040
                6.36%, 8/16/00 ......................        270,000         274

Tennessee Valley Authority
                8.25%, 9/15/34 ......................        435,000         455
U.S. Treasury Bonds
                6.00%, 2/15/26 ......................      9,365,000       9,743
                6.50%, 11/15/26 .....................      9,000,000       9,994
                6.75%, 8/15/26 ......................      7,000,000       8,014
                7.125%, 2/15/23 .....................     12,500,000      14,787
                7.25%, 5/15/16 ......................      4,000,000       4,686
                8.125%, 8/15/19 - 8/15/21 ...........      3,650,000       4,754
                8.75%, 5/15/20 ......................      1,000,000       1,373
                11.25%, 2/15/15 .....................        500,000         801
                11.625%, 11/15/04 ...................         20,000          27
                11.75%, 2/15/01 .....................        200,000         230
                13.125%, 5/15/01 ....................        200,000         240
                13.875%, 5/15/11 ....................        190,000         288
U.S. Treasury Notes
                5.25%, 1/31/01 ......................    $ 5,000,000    $  4,969
                6.00%, 8/15/99 ......................     11,300,000      11,358
                6.125%, 9/30/00 .....................        790,000         800
                6.25%, 2/15/03 - 2/15/07 ............     13,000,000      13,586
                6.50%, 4/30/99 - 8/15/05 ............     11,500,000      11,757
                6.875%, 5/15/06 .....................      8,000,000       8,663
                7.50%, 11/15/01 - 2/15/05 ...........      7,485,000       8,223
                7.75%, 1/31/00 - 2/15/01 ............     16,800,000      17,408
                7.875%, 11/15/04 ....................        150,000         168
                8.00%, 5/15/01 ......................     12,000,000      12,776
                8.75%, 8/15/00 ......................     12,500,000      13,297
Total U.S. Government Obligations/Agencies (Cost $ 196,073)              205,000

Short-Term Investments  0.6%
Money Market Funds  0.6%
Reserve Investment Fund, 5.69% # ....................      8,346,162       8,346
Total Short-Term Investments (Cost $8,346) ..........                      8,346

Total Investments in Securities
99.6% of Net Assets (Cost $1,030,608) ...............                $ 1,451,631

Other Assets Less Liabilities .......................                      6,111

NET ASSETS ..........................................                $ 1,457,742

#      Seven-day yield
*      Non-income producing
ADR    American Depository Receipt
ARM    Adjustable rate mortgage
GPM    Graduated payment mortgage
MTN    Medium term note
PTC    Pass-through Certificate
REIT   Real Estate Investment Trust
STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
VR     Variable rate
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 2.33% of net assets.
AUD    Australian dollar
BEF    Belgian franc
CHF    Swiss franc
DEM    German deutschemark
DKK    Danish krone
FIM    Finnish mark
FRF    French franc
GBP    British sterling
HKD    Hong Kong dollar
ITL    Italian lira
JPY    Japanese yen
MXN    Mexican peso
MYR    Malaysian ringgit
NLG    Dutch guilder
NOK    Norwegian krone
NZD    New Zealand dollar
SEK    Swedish krona
SGD    Singapore dollar
ZAR    South African rand
L      Local registered shares

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1998

================================================================================
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

Assets
Investments in securities, at value (cost $1,030,608) ...........     $1,451,631
Securities Lending Collateral Pool ..............................        104,964
Other assets ....................................................         14,710
Total assets ....................................................      1,571,305
Liabilities
Securities Lending Collateral ...................................        104,964
Other liabilities ...............................................          8,599
Total liabilities ...............................................        113,563
NET ASSETS ......................................................     $1,457,742
Net Assets Consist of:
Accumulated net investment income - net of distributions ........     $      733
Accumulated net realized gain/loss - net of distributions .......          4,836
Net unrealized gain (loss) ......................................        421,022
Paid-in-capital applicable to 80,920,008 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized .................................      1,031,151
NET ASSETS ......................................................     $1,457,742
NET ASSET VALUE PER SHARE .......................................     $    18.01

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Unaudited

================================================================================
Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                        6 Months
                                                                           Ended
                                                                         6/30/98
Investment Income
Income
        Interest ..............................................         $ 19,745
        Dividend ..............................................            7,059
        Total income ..........................................           26,804
Expenses
        Investment management .................................            3,233
        Shareholder servicing .................................            1,857
        Custody and accounting ................................              108
        Prospectus and shareholder reports ....................              101
        Registration ..........................................               46
        Legal and audit .......................................                8
        Directors .............................................                5
        Miscellaneous .........................................                4
        Total expenses ........................................            5,362
Net investment income .........................................           21,442
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
        Securities ............................................            4,455
        Foreign currency transactions .........................               11
        Net realized gain (loss) ..............................            4,466
Change in net unrealized gain or loss
        Securities ............................................          110,278
        Other assets and liabilities
        denominated in foreign currencies .....................                4
        Change in net unrealized gain or loss .................          110,282
Net realized and unrealized gain (loss) .......................          114,748
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS ........................................         $136,190

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
Unaudited

====================================================================================================================================
Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
In thousands
                                                                                                  6 Months                     Year
                                                                                                     Ended                    Ended
                                                                                                   6/30/98                 12/31/97
Increase (Decrease) in Net Assets
Operations
        Net investment income ....................................................             $    21,442              $    37,576
        Net realized gain (loss) .................................................                   4,466                    9,027
        Change in net unrealized gain or loss ....................................                 110,282                  145,478
        Increase (decrease) in net assets from operations ........................                 136,190                  192,081
Distributions to shareholders
        Net investment income ....................................................                 (20,710)                 (38,055)
        Net realized gain ........................................................                    (786)                  (8,859)
        Decrease in net assets from distributions ................................                 (21,496)                 (46,914)
Capital share transactions *
        Shares sold ..............................................................                 247,272                  425,797
        Distributions reinvested .................................................                  20,278                   44,064
        Shares redeemed ..........................................................                (143,726)                (271,777)
        Increase (decrease) in net assets from capital
        share transactions .......................................................                 123,824                  198,084
Net Assets
Increase (decrease) during period ................................................                 238,518                  343,251
Beginning of period ..............................................................               1,219,224                  875,973
End of period ....................................................................             $ 1,457,742              $ 1,219,224
*Share information
        Shares sold ..............................................................                  14,248                   27,623
        Distributions reinvested .................................................                   1,134                    2,767
        Shares redeemed ..........................................................                  (8,182)                 (17,176)
        Increase (decrease) in shares outstanding ................................                   7,200                   13,214

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1998

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

       T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

       The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

       VALUATION Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

       Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

       Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

       For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

       Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

       CURRENCY TRANSLATION Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

       PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

       OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

       Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

       SECURITIES LENDING The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. Treasury securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At June 30, 1998, the value of loaned securities was $104,389,000; aggregate collateral consisted of $104,964,000 in the securities lending collateral pool.

       OTHER Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $129,244,000 and $62,052,000, respectively, for the six months ended June 30, 1998. Purchases and sales of U.S. government securities aggregated $55,579,000 and $34,753,000, respectively, for the six months ended June 30, 1998.

NOTE 3 - FEDERAL INCOME TAXES

       No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

       At June 30, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $1,030,608,000, and net unrealized gain aggregated $421,023,000, of which $443,525,000 related to appreciated investments and $22,502,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

       The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $560,000 was payable at June 30, 1998. The fee is computed daily and paid monthly, and consists an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1998, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

       In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,675,000 for the six months ended June 30, 1998, of which $285,000 was payable at period-end.

       The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1998, totaled $544,000 and are reflected as interest income in the accompanying Statement of Operations.

       During the six months ended June 30, 1998, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $44,000 with certain affiliates of the manager and paid commissions of $1,000 related thereto.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------
Investment Services And Information

KNOWLEDGEABLE SERVICE REPRESENTATIVES

          BY PHONE Shareholder service representatives are available from 8 a.m. to 10 p.m. ET Monday through Friday and from 8:30 a.m. to 5 p.m. ET on weekends. Call 1-800-225-5132 to speak directly with a representative who will be able to assist you with your accounts.

          IN PERSON Visit one of our investor center locations to meet with a representative who will be able to assist you with your accounts. You can also drop off applications or obtain prospectuses and other literature at these centers.

AUTOMATED 24-HOUR SERVICES

          TELE*ACCESS [REGISTRATION MARK] Call 1-800-638-2587 to obtain information such as account balance, date and amount of your last transaction, latest dividend payment, fund prices, and yields. Additionally, you have the ability to request prospectuses, statements, and account and tax forms; to reorder checks; and to initiate purchase, redemption, and exchange orders for identically registered accounts.

          INTERNET. T. Rowe Price Web site: www.troweprice.com All the information and services available on Tele*Access are available on our Web site, including transactions in your fund and Discount Brokerage accounts (with preauthorized access).

ACCOUNT SERVICES

          CHECKING Write checks for $500 or more on any money market and most bond fund accounts (except the High Yield and Emerging Markets Bond Funds).

          AUTOMATIC INVESTING Build your account over time by investing directly from your bank account or paycheck with Automatic Asset Builder. Additionally, Automatic Exchange enables you to set up systematic investments from one fund account into another, such as from a money fund into a stock fund. A $50 minimum makes it easy to get started.

          AUTOMATIC WITHDRAWAL If you need money from your fund account on a regular basis, you can establish scheduled, automatic redemptions.

          DIVIDEND AND CAPITAL GAINS PAYMENT OPTIONS Reinvest all or some of your distributions, or take them in cash. We give you maximum flexibility and convenience.

DISCOUNT BROKERAGE*

          INVESTMENTS AVAILABLE You can trade stocks, bonds, options, precious metals, mutual funds, and other securities at a savings over regular commission rates.

          TO OPEN AN ACCOUNT Call a shareholder service representative for more information.

Investment Information

          COMBINED STATEMENT A comprehensive overview of your T. Rowe Price accounts is provided. The summary page gives you earnings by tax category, provides total portfolio value, and lists your investments by type. Detail pages itemize account transactions.

          SHAREHOLDER REPORTS Portfolio managers review the performance of the funds in plain language and discuss T. Rowe Price's economic outlook.

          T. ROWE PRICE REPORT This is a quarterly newsletter with relevant articles on market trends, personal financial planning, and T. Rowe Price's economic perspective.

          PERFORMANCE   UPDATE  This  quarterly  report  reviews  recent  market
          developments and provides comprehensive performance information for every T. Rowe Price fund.

          INSIGHTS This library of information includes reports on mutual fund tax issues, investment strategies, and financial markets.

          DETAILED INVESTMENT GUIDES Our widely acclaimed Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Retirees Financial Guide, and Retirement Planning Kit (also available on disk or CD-ROM for PC use) can help you determine and reach your investment goals.

    *A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS
--------------------------------------------------------------------------------
DOMESTIC
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500*
Extended  Equity  Market Index
Financial  Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications**
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era New  Horizons***
Real Estate
Science & Technology
Small-Cap  Stock
Small-Cap  Value***
Spectrum  Growth
Total Equity Market Index
Value

INTERNATIONAL/GLOBAL
Emerging  Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum  International

BOND FUNDS
--------------------------------------------------------------------------------
DOMESTIC TAXABLE
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit  Limited-Term Bond
U.S.  Treasury  Intermediate
U.S. Treasury Long-Term

DOMESTIC TAX-FREE
California   Tax-Free  Bond
Florida   Insured Intermediate  Tax-Free
Georgia Tax-Free Bond
Maryland  Short-Term  Tax-Free Bond
Maryland  Tax-Free  Bond
New Jersey  Tax-Free Bond
New York Tax-Free Bond
Summit Municipal  Income
Summit  Municipal  Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured Intermediate Bond
Tax-Free  Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

INTERNATIONAL/GLOBAL
Emerging Markets Bond
Global Bond +
International Bond

MONEY MARKET FUNDS ++
--------------------------------------------------------------------------------
TAXABLE
Prime Reserve
Summit Cash  Reserves
U.S.  Treasury  Money

TAX-FREE
California  Tax-Free  Money
New York Tax-Free  Money
Summit  Municipal Money Market
Tax-Exempt  Money

BLENDED ASSET FUNDS
Balanced
Personal  Strategy Balanced
Personal  Strategy  Growth
Personal  Strategy  Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
--------------------------------------------------------------------------------

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

*    Formerly named Equity Index.
** Formerly the closed-end New Age Media Fund. Converted to open-end status on 7/28/97.
***  Closed to new investors.

+    Formerly named Global Government Bond.

++ Neither the funds nor their share prices are insured or guaranteed by the U.S. government.

     Please call for a prospectus. Read it carefully before investing.

     The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

FOR YIELD, PRICE, LAST TRANSACTION,
CURRENT BALANCE, OR TO CONDUCT
TRANSACTIONS, 24 HOURS, 7 DAYS
A WEEK, CALL TELE*ACCESS [REGISTRATION MARK]:
1-800-638-2587 toll free

FOR ASSISTANCE
WITH YOUR EXISTING
FUND ACCOUNT,  CALL:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500  Baltimore area

TO OPEN A DISCOUNT BROKERAGE
ACCOUNT OR OBTAIN INFORMATION,
CALL: 1-800-638-5660 toll free

INTERNET ADDRESS:
www.troweprice.com

T. Rowe Price  Associates
100 East  Pratt  Street
Baltimore,  Maryland  21202

This report is authorized for
distribution  only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Balanced Fund.

INVESTOR CENTERS:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607

T. Rowe Price Investment Services, Inc., Distributor.           F68-051  6/30/98